Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 641,021		$ 641,021		$ 523,260
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			523,260
Dividends paid			296,134		271,733
Minority interest increase from stock issuance			(16,916)		59,787
Minority interest decrease from distributions to noncontrolling interest holders			(26,262)		26,428
Changes in fair value of noncontrolling interests			(105,389)		18,880
Net Income	305,829	306,641	863,487	1,025,639
Other comprehensive income loss net of tax	33,730	87,276	(70,879)	32,687
Noncontrolling interests subject to put provisions ending balance	641,021		641,021		523,260
Put provisions exercisable	252,319		252,319
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			410,491
Dividends paid			(88,847)		(114,536)
Minority interest increase from stock issuance			8,556		134,643
Minority interest decrease from distributions to noncontrolling interest holders			14,626		16,565
Changes in fair value of noncontrolling interests			105,389		(18,880)
Net Income			77,467		94,718
Other comprehensive income loss net of tax			570		259
Noncontrolling interests subject to put provisions ending balance					$ 410,491